Revenue, Other Income and Gains - Summary of Revenue Recognized That Was Included in Contract Liabilities at Beginning of Reporting Period (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
JSC service
License and collaboration revenue
Revenue recognized that was included in contract liabilities at the beginning of the reporting period	$ 27,408	$ 23,146